Accrued Maintenance Liability (Tables)	12 Months Ended
Dec. 31, 2016
Accrued Maintenance Liability [Abstract]
Schedule Of Movements In Accrued Maintenance Liability

Movements in accrued maintenance liability during the years ended December 31, 2016 and 2015 were as follows:

	Year Ended December 31,
	2016	2015
Accrued maintenance liability at beginning of period	$3,185,794	$3,194,365
Maintenance payments received	794,711	776,488
Maintenance payments returned	(505,407)	(558,477)
Release to income other than upon sale	(421,332)	(243,809)
Release to income upon sale	(341,161)	(49,077)
Lessor contribution, top ups and other	8,315	18,403
Interest accretion	26,563	47,901
Additions due to aircraft acquisitions	3,093	—
Accrued maintenance liability at end of period	$2,750,576	$3,185,794